Morrison Warren	Chapman and Cutler LLP
Partner	320 South Canal Street, 27th Floor
Chicago, Illinois 60606

T 312.845.3484
warren@chapman.com

October 9, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Exchange Listed Funds Trust
(Registration Nos. 333-180871; 811-22700)

Ladies and Gentlemen:

On behalf of Exchange Listed Funds Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 266 and under the Investment Company Act of 1940, as amended, Amendment No. 268 to the Registrant’s registration statement on Form N-1A (the “Amendment”). This Amendment relates to the proposed registration of the PLUS Korea Defense Industry Index ETF, a new series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures